Notes Payable – Unrelated Parties (Details Narrative) - USD ($)				3 Months Ended		12 Months Ended
	Mar. 02, 2020	Mar. 02, 2020	Mar. 02, 2020	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Apr. 15, 2020
Short-Term Debt [Line Items]
Interest Payable				$ 0		$ 0
Interest Expense, Debt				112,601	$ 113,044	452,120	$ 548,742
Amortization of Debt Discount (Premium)							18,296
Notes Payable				2,000,000		2,000,000	2,838,700
Gain (Loss) on Extinguishment of Debt					845,083	845,083	287,426
Accredited Investors [Member] | Securities Purchase Agreement [Member]
Short-Term Debt [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	12.00%	12.00%	12.00%
Default penalty percentage			20.00%
Amortization of Debt Discount (Premium)			$ 320,000			$ 106,666	$ 88,889
Stock Issued During Period, Shares, New Issues		80,000
PNC Bank [Member] | Paycheck Protection Program [Member]
Short-Term Debt [Line Items]
Debt Instrument, Interest Rate, Stated Percentage								1.00%
Notes Payable								$ 838,700
Convertible Promissory Notes [Member] | Taglich Brothers, Inc.[Member]
Short-Term Debt [Line Items]
Sale of stock price per share	$ 4.00	$ 4.00	$ 4.00
Number of common stock share earned fees			35,250
12% Subordinated Notes [Member] | Accredited Investors [Member]
Short-Term Debt [Line Items]
Sale of stock price per share	$ 1,000	$ 1,000	$ 1,000
Sale of Stock, Number of Shares Issued in Transaction		2,000
Stock Issued During Period, Shares, Conversion of Units		40
Debt Instrument, Maturity Date		Feb. 28, 2023
Debt Instrument, Interest Rate, Stated Percentage	12.00%	12.00%	12.00%
Default penalty percentage		20.00%
Amortization of Debt Discount (Premium)		$ 320,000		$ 26,666	$ 26,667
Stock Issued During Period, Shares, New Issues		80,000
12% Subordinated Notes [Member] | Accredited Investors [Member] | Securities Purchase Agreement [Member]
Short-Term Debt [Line Items]
Sale of stock price per share	$ 1,000	$ 1,000	$ 1,000
Sale of Stock, Number of Shares Issued in Transaction		2,000
Stock Issued During Period, Shares, Conversion of Units			40
Proceeds from Issuance of Debt			$ 2,000,000
Debt Instrument, Maturity Date	Feb. 28, 2023
Stock Issued During Period, Shares, New Issues		40
Two Thousand Sixteen To Two Thousand Eighteen [Member] | Convertible Promissory Notes [Member]
Short-Term Debt [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities			1,433,689
Sale of stock price per share	$ 4.00	$ 4.00	$ 4.00